EQUITY-BASED COMPENSATION - Expenses Related to Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 4,038	$ 2,325	$ 1,509
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	3,215	1,676	1,054
Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 823	$ 649	$ 455